Discontinued Operations - Results of operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Results of operations
Net loss from discontinued operations, net of tax	¥ 14,373	¥ (20,662)
Discontinued Operations, Held-for-sale | SEV related business
Results of operations
Revenues	870	9,654
Cost of sales	(2,437)	(18,981)
Gross loss	(1,567)	(9,327)
Operating expenses	(1,423)	(11,359)
Loss from operations of discontinued operations	(2,990)	(20,686)
Others, net		24
Loss from discontinued operations before income tax expense	(2,990)	(20,662)
Net loss from discontinued operations, net of tax	¥ (2,990)	¥ (20,662)